Shareholder Report, Line Graph (Details) 199976_Small Company Growth Portfolio_Investment Class_TSR Annual {Investment Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investment Class
Account Value [Line Items]
Accumulated Value	$ 19,680	$ 18,879	$ 16,011	$ 23,404	$ 20,698	$ 16,047	$ 12,612	$ 13,690	$ 12,044	$ 10,000	$ 21,236
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FT Wilshire 5000 Index Total Return
Accumulated Value	32,928	26,606	21,100	26,062	20,571	17,025	12,999	13,722	11,337	10,000	$ 38,568
Russell 2000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return
Accumulated Value	$ 22,077	$ 19,171	$ 16,157	$ 21,939	$ 21,335	$ 15,847	$ 12,334	$ 13,599	$ 11,132	$ 10,000	$ 24,949